CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings /(Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Memeber]	Total
Beginning balance at Dec. 31, 2016	$ 0.0	$ 1,301.7	$ (171.2)	$ (10.5)	$ 1,120.0
Net Loss	0.0	0.0	(369.6)	0.0	(369.6)
Dividends to JV Holdings	0.0	(1,024.0)	0.0	0.0	(1,024.0)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	144.0	144.0
Ending balance at Dec. 31, 2017	0.0	277.7	(540.8)	133.5	(129.6)
Net Loss	0.0	0.0	(314.0)	0.0	(314.0)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	(91.7)	(91.7)
Ending balance at Dec. 31, 2018	0.0	277.7	(859.8)	41.8	(540.3)
ASC 606 cumulative adjustment	0.0	0.0	(5.0)	0.0	(5.0)
Net Loss	0.0	0.0	(140.8)	0.0	(140.8)
Other comprehensive income (loss), net of tax	0.0	0.0	0.0	(23.7)	(23.7)
Ending balance at Dec. 31, 2019	$ 0.0	$ 277.7	$ (1,000.6)	$ 18.1	$ (704.8)